FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Settlement of call options	¥ (621,058,952)	¥ 0
Call Option [Member]
Issuance of convertible senior notes	0	0	¥ 206,577,000
Balance at January 1,	756,929,181	294,177,634	0
Issuance of call options	0	0	206,577,000
Foreign exchange gain/(loss)	250,942	(13,539,000)	2,709,000
Change in fair value of call options	(136,121,171)	476,290,547	84,891,634
Balance at December 31,	0	756,929,181	294,177,634
Convertible Senior Notes [Member]
Balance at January 1,	1,831,612,124	728,215,869	68,632
Issuance of convertible senior notes			585,301,500
Foreign exchange loss/(gain)	(8,559,149)	(38,359,987)	7,675,500
Change in fair value of convertible senior notes	(327,761,941)	1,202,082,070	114,149,092
Change in the instrument-specific credit risk	(56,224,381)	(60,325,828)	21,089,777
Conversion of convertible senior notes	(340,330,164)
Repurchase of convertible senior notes			(68,632)
Balance at December 31,	¥ 1,098,736,489	¥ 1,831,612,124	728,215,869
Issuance of call options			¥ 585,301,500